TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Trade Receivables
	Year ended December 31,
	2019	2020

BARDA (see also Note 17a)	3,267	2,189
Others receivables	840	578

	4,107	2,767